UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22632

Exact name of registrant as specified in charter:	Prudential Short Duration High Yield Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	5/31/2017

Date of reporting period:	2/28/2017

Item 1. Schedule of Investments

Prudential Short Duration High Yield Fund, Inc.

Schedule of Investments

as of February 28, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 132.5%
BANK LOANS(a) — 6.2%
Chemicals — 0.8%
MacDermid, Inc.	4.500%	06/07/20	1,427	$1,442,974
MacDermid, Inc.	5.000%	06/07/23	2,881	2,910,493

				4,353,467

Commercial Services — 0.4%
Laureate Education, Inc.	5.000%	06/18/18	2,200	2,211,000

Healthcare-Services — 0.2%
CHS/Community Health Systems, Inc.	4.180%	12/31/18	967	963,589

Home Builders — 0.1%
Beazer Homes USA, Inc.(b)	6.750%	03/11/18	491	486,161

Lodging — 0.2%
Golden Nugget, Inc.	4.500%	11/21/19	284	287,238
Golden Nugget, Inc.	4.552%	11/21/19	663	670,222

				957,460

Media & Entertainment — 0.4%
LSC Communications, Inc.(b)	7.000%	09/30/22	2,401	2,407,152

Packaging — 0.2%
Coveris Holdings SA (Luxembourg)	4.509%	05/08/19	1,393	1,401,526

Retailers — 0.3%
Rite Aid Corp.	4.875%	06/21/21	1,700	1,703,188

Software — 1.6%
Symantec Corp.	2.530%	08/01/21	9,000	8,887,500

Technology — 2.0%
BMC Software Finance, Inc.	5.000%	09/10/20	4,111	4,131,470
Dell International LLC	2.998%	12/31/18	4,500	4,504,063
First Data Corp.	3.997%	03/24/21	936	943,970
Genesys Telecom Labs, Inc.	5.025%	12/01/23	1,625	1,643,281

				11,222,784

TOTAL BANK LOANS (cost $33,891,631)				34,593,827

CORPORATE BONDS — 126.3%
Aerospace & Defense — 0.6%
Arconic, Inc., Sr. Unsec’d. Notes(c)	6.750%	07/15/18	3,000	3,184,530

Airlines — 0.5%
United Airlines Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates(c)	6.636%	01/02/24	2,800	2,996,064

Apparel — 0.2%
Levi Strauss & Co, Sr. Unsec’d. Notes	6.875%	05/01/22	975	1,014,000

Auto Manufacturer — 0.3%
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.250%	11/15/19	1,600	1,637,600

Auto Parts & Equipment — 1.5%
American Axle & Manufacturing, Inc., Gtd. Notes	5.125%	02/15/19	1,415	1,429,150
American Axle & Manufacturing, Inc., Gtd. Notes(c)	7.750%	11/15/19	3,020	3,348,425

IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, PIK, 144A	4.125%		09/15/21	2,200	2,222,660
Meritor, Inc., Gtd. Notes	6.750%		06/15/21	1,200	1,248,000

					8,248,235

Beverages — 0.7%
Cott Beverages, Inc. (Canada), Gtd. Notes(c)	6.750%		01/01/20	3,875	4,005,781

Biotechnology — 0.2%
Concordia International Corp. (Canada), Sr. Sec’d. Notes, 144A	9.000%		04/01/22	1,250	1,100,000

Building Materials — 2.1%
Cemex Finance LLC (Mexico), First Lien, RegS	9.375%		10/12/22	750	814,687
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%		10/12/22	2,000	2,172,500
Griffon Corp., Gtd. Notes	5.250%		03/01/22	708	713,310
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(d)	5.125%		02/15/21	675	703,688
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	8.500%		04/15/22	1,750	1,960,000
USG Corp., Sr. Unsec’d. Notes(c)	8.250	%(a)	01/15/18	5,000	5,250,000

					11,614,185

Chemicals — 4.8%
Ashland LLC, Gtd. Notes	4.750%		08/15/22	1,950	2,023,125
CF Industries, Inc., Gtd. Notes	7.125%		05/01/20	3,970	4,352,112
Chemours Co. (The), Gtd. Notes	6.625%		05/15/23	2,030	2,154,338
Chemtura Corp., Gtd. Notes(c)	5.750%		07/15/21	3,369	3,495,337
Hexion, Inc., Sr. Sec’d. Notes, 144A(c)	10.375%		02/01/22	2,610	2,688,300
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A	10.375%		05/01/21	475	533,781
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A(c)(d)	7.500%		02/15/19	7,488	7,469,280
W.R. Grace & Co-Conn, Gtd. Notes, 144A	5.125%		10/01/21	2,107	2,217,618
Westlake Chemical Corp., Gtd. Notes, 144A	4.625%		02/15/21	2,000	2,079,906

					27,013,797

Coal — 0.5%
CONSOL Energy, Inc., Gtd. Notes	5.875%		04/15/22	2,033	1,982,175
Peabody Securities Finance Corp., Sr. Sec’d. Notes, 144A	6.000%		03/31/22	575	586,500

					2,568,675

Commercial Services — 3.3%
Hertz Corp. (The), Gtd. Notes(c)	4.250%		04/01/18	3,875	3,904,062
Hertz Corp. (The), Gtd. Notes	6.750%		04/15/19	367	367,000
Laureate Education, Inc., Gtd. Notes, 144A(c)	10.000%		09/01/19	7,895	8,260,144
NES Rentals Holdings, Inc., Sec’d. Notes, 144A(d)	7.875%		05/01/18	575	579,313
Service Corp. International, Sr. Unsec’d. Notes(c)	7.625%		10/01/18	5,103	5,511,240

					18,621,759

Computers — 1.8%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Gtd. Notes, 144A(c)	5.875%		06/15/21	3,650	3,862,207
NCR Corp., Gtd. Notes(c)	5.875%		12/15/21	2,685	2,812,538
NCR Corp., Gtd. Notes	6.375%		12/15/23	1,800	1,923,750
Western Digital Corp., Sr. Sec’d. Notes, 144A	7.375%		04/01/23	1,350	1,481,625

					10,080,120

Containers & Packaging — 4.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.250%	01/31/19	650	660,277
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.750%	01/31/21	1,600	1,658,880
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	4.250%	09/15/22	2,300	2,334,500
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A(c)	7.875%	11/01/19	4,175	4,122,812
Greif, Inc., Sr. Unsec’d. Notes(c)	7.750%	08/01/19	6,050	6,730,625
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A(c)	9.500%	08/15/19	3,000	2,482,500
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A(c)(d)	6.500%	10/01/21	2,950	3,082,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU (New Zealand), Sr. Sec’d. Notes	5.750%	10/15/20	2,775	2,858,250
Sealed Air Corp., Gtd. Notes, 144A(c)	6.500%	12/01/20	1,045	1,175,625

				25,106,219

Distribution/Wholesale
Rexel SA (France), Sr. Unsec’d. Notes, 144A	5.250%	06/15/20	248	254,925

Diversified Financial Services — 3.2%
Ally Financial, Inc., Sub. Notes(c)	8.000%	12/31/18	2,975	3,266,907
CIT Group, Inc., Sr. Unsec’d. Notes(c)	5.000%	08/15/22	4,175	4,425,500
FBM Finance, Inc., Sr. Sec’d. Notes, 144A	8.250%	08/15/21	850	909,670
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875%	03/15/20	1,050	1,047,375
Navient Corp., Sr. Unsec’d. Notes	6.625%	07/26/21	525	547,313
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	425	461,070
Navient Corp., Sr. Unsec’d. Notes, MTN(c)	8.450%	06/15/18	4,550	4,862,812
OneMain Financial Holdings LLC, Gtd. Notes, 144A(c)(d)	6.750%	12/15/19	2,575	2,695,716

				18,216,363

Diversified Machinery — 1.6%
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A(c)(d)	8.750%	12/15/19	1,425	1,487,344
CNH Industrial Capital LLC, Gtd. Notes(c)	4.375%	11/06/20	1,900	1,976,000
Zebra Technologies Corp., Sr. Unsec’d. Notes(c)	7.250%	10/15/22	5,380	5,821,698

				9,285,042

Electric — 5.3%
AES Corp., Sr. Unsec’d. Notes(c)	7.375%	07/01/21	1,250	1,409,375
DPL, Inc., Sr. Unsec’d. Notes(c)	6.750%	10/01/19	3,160	3,286,400
DPL, Inc., Sr. Unsec’d. Notes(c)	7.250%	10/15/21	1,850	1,970,250
Dynegy, Inc., Gtd. Notes(c)	6.750%	11/01/19	3,500	3,605,000
Dynegy, Inc., Gtd. Notes(c)	7.375%	11/01/22	5,925	5,821,312
GenOn Energy, Inc., Sr. Unsec’d. Notes (original cost $714,375; purchased 09/29/15)(d)(e)	7.875%	06/15/17	750	588,750
GenOn Energy, Inc., Sr. Unsec’d. Notes (original cost $2,620,781; purchased 05/18/15-09/09/15)(d)(e)	9.500%	10/15/18	2,625	1,988,438
GenOn Energy, Inc., Sr. Unsec’d. Notes (original cost $941,438; purchased 12/08/15-02/03/16)(d)(e)	9.875%	10/15/20	1,400	1,029,000
Mirant Mid-Atlantic LLC, Series B, Pass-Through Trust, Pass-Through Certificates (original cost $1,441,878; purchased 05/15/12-02/26/16)(c)(d)(e)	9.125%	06/30/17	1,485	1,358,537
NRG Energy, Inc., Gtd. Notes(c)	7.625%	01/15/18	6,850	7,141,125
NRG REMA LLC, Series B, Pass-Through Certificates(d)	9.237%	07/02/17	915	768,789
NRG REMA LLC, Series C, Pass-Through Certificates(c)(d)	9.681%	07/02/26	1,100	748,000

				29,714,976

Electronics — 0.6%
Jabil Circuit, Inc., Sr. Unsec’d. Notes	5.625%	12/15/20	690	745,200
Jabil Circuit, Inc., Sr. Unsec’d. Notes(c)	8.250%	03/15/18	2,700	2,872,638

				3,617,838

Entertainment — 8.8%
CCM Merger, Inc., Gtd. Notes, 144A(d)	9.125%	05/01/19	2,776	2,862,746
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes(c)	5.250%	03/15/21	2,100	2,160,375
Churchill Downs, Inc., Gtd. Notes(c)	5.375%	12/15/21	4,740	4,935,525
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.375%	04/15/21	1,000	1,041,250
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(c)	4.375%	11/01/18	3,175	3,266,281
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20	1,275	1,338,750
Greektown Holdings LLC/Greektown Mothership Corp., Sec’d. Notes, 144A(c)	8.875%	03/15/19	3,310	3,471,363
International Game Technology PLC, Sr. Sec’d. Notes, 144A(c)	6.250%	02/15/22	3,150	3,402,000
Isle of Capri Casinos, Inc., Gtd. Notes	5.875%	03/15/21	2,480	2,560,600
Isle of Capri Casinos, Inc., Gtd. Notes(c)	8.875%	06/15/20	8,160	8,517,000
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875%	02/01/24	450	462,375
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A(c)(d)	5.000%	08/01/18	4,550	4,589,812
National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22	1,310	1,354,213
Scientific Games Corp., Gtd. Notes	8.125%	09/15/18	6,275	6,290,687
Scientific Games International, Inc., Gtd. Notes	6.625%	05/15/21	1,975	1,856,500
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A	7.000%	01/01/22	1,225	1,303,094

				49,412,571

Environmental Control — 0.6%
Clean Harbors, Inc., Gtd. Notes	5.125%	06/01/21	2,400	2,454,000
Clean Harbors, Inc., Gtd. Notes	5.250%	08/01/20	850	868,275

				3,322,275

Food — 2.6%
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500%	05/01/22	400	401,000
JBS Investments GmbH (Brazil), Gtd. Notes, 144A	7.750%	10/28/20	2,000	2,115,000
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(d)	7.250%	06/01/21	1,150	1,184,500
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(d)	7.250%	06/01/21	4,150	4,274,500
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(d)	8.250%	02/01/20	1,000	1,025,000
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A(c)	9.000%	11/01/19	3,325	3,487,094
SUPERVALU, Inc., Sr. Unsec’d. Notes	6.750%	06/01/21	1,825	1,820,437
SUPERVALU, Inc., Sr. Unsec’d. Notes	7.750%	11/15/22	225	222,188

				14,529,719

Food Service
Aramark Services, Inc., Gtd. Notes	5.750%	03/15/20	240	243,834

Forest Products & Paper — 0.8%
Mercer International, Inc. (Canada), Sr. Unsec’d. Notes	7.000%	12/01/19	2,700	2,794,500
Mercer International, Inc. (Canada), Sr. Unsec’d. Notes	7.750%	12/01/22	1,825	1,957,312

				4,751,812

Gas — 0.2%
NGL Energy Partners LP/NGL Energy Finance Corp., Gtd. Notes, 144A	7.500%		11/01/23	975	1,026,188

Hand/Machine Tools — 0.1%
Apex Tool Group LLC, Gtd. Notes, 144A(d)	7.000%		02/01/21	850	816,000

Healthcare-Products — 0.7%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(c)	4.875%		04/15/20	3,775	3,784,437

Healthcare-Services — 9.2%
Acadia Healthcare Co., Inc., Gtd. Notes	5.125%		07/01/22	500	503,750
Centene Corp., Sr. Unsec’d. Notes	5.625%		02/15/21	2,375	2,499,687
CHS/Community Health Systems, Inc., Gtd. Notes	7.125%		07/15/20	300	282,000
CHS/Community Health Systems, Inc., Gtd. Notes(c)	8.000%		11/15/19	8,250	8,064,375
HCA Holdings, Inc., Sr. Unsec’d. Notes	6.250%		02/15/21	1,750	1,905,312
HCA, Inc., Gtd. Notes(c)	8.000%		10/01/18	1,855	2,021,950
HCA, Inc., Sr. Sec’d. Notes(c)	3.750%		03/15/19	3,075	3,151,875
HCA, Inc., Sr. Sec’d. Notes	4.250%		10/15/19	1,625	1,690,000
Kindred Healthcare, Inc., Gtd. Notes(c)	8.000%		01/15/20	7,350	7,423,500
LifePoint Health, Inc., Gtd. Notes(c)	5.500%		12/01/21	3,150	3,277,969
Molina Healthcare, Inc., Gtd. Notes	5.375	%(a)	11/15/22	1,200	1,242,000
Select Medical Corp., Gtd. Notes(c)	6.375%		06/01/21	3,600	3,622,500
Surgery Center Holdings, Inc., Gtd. Notes, 144A	8.875%		04/15/21	1,700	1,819,000
Tenet Healthcare Corp., Sec’d. Notes, 144A	7.500%		01/01/22	175	189,438
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.750%		06/01/20	1,525	1,555,500
Tenet Healthcare Corp., Sr. Sec’d. Notes(c)	6.250%		11/01/18	3,875	4,102,656
Tenet Healthcare Corp., Sr. Unsec’d. Notes(c)	5.000	%(a)	03/01/19	4,775	4,778,247
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%		02/01/20	925	941,188
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.000%		08/01/20	1,000	1,022,500
Universal Health Services, Inc., Sr. Sec’d. Notes, 144A	4.750%		08/01/22	1,325	1,364,750

					51,458,197

Home Builders — 9.7%
Beazer Homes USA, Inc., Gtd. Notes	5.750%		06/15/19	2,550	2,650,470
Beazer Homes USA, Inc., Gtd. Notes, 144A(c)	8.750%		03/15/22	2,800	3,037,664
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A(c)	6.500%		12/15/20	2,765	2,846,291
CalAtlantic Group, Inc., Gtd. Notes	6.250%		12/15/21	350	384,125
CalAtlantic Group, Inc., Gtd. Notes(c)	8.375%		05/15/18	4,200	4,488,750
KB Home, Gtd. Notes(c)	4.750%		05/15/19	5,659	5,793,401
KB Home, Gtd. Notes(c)	7.250%		06/15/18	2,000	2,105,000
Lennar Corp., Gtd. Notes(c)	4.500%		06/15/19	2,600	2,684,500
Lennar Corp., Gtd. Notes	4.500%		11/15/19	1,000	1,033,750
Lennar Corp., Gtd. Notes(c)	4.750%		12/15/17	5,075	5,151,125
M/I Homes, Inc., Gtd. Notes	6.750%		01/15/21	2,075	2,178,750
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A(d)	6.875%		12/15/23	700	731,500
Meritage Homes Corp., Gtd. Notes(c)	4.500%		03/01/18	3,900	3,968,250
PulteGroup, Inc., Gtd. Notes	4.250%		03/01/21	1,850	1,893,475
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A(c)	5.250%		04/15/21	3,400	3,485,000
Toll Brothers Finance Corp., Gtd. Notes(c)	8.910%		10/15/17	1,600	1,664,000
TRI Pointe Group, Inc., Gtd. Notes	4.875%		07/01/21	2,400	2,478,000
WCI Communities, Inc./Lennar Corp., Gtd. Notes	6.875%		08/15/21	5,250	5,519,063
William Lyon Homes, Inc., Gtd. Notes	5.750%		04/15/19	1,900	1,923,750
William Lyon Homes, Inc., Gtd. Notes	7.000%		08/15/22	400	416,000

					54,432,864

Iron/Steel — 1.9%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(c)	6.125%		06/01/18	7,200	7,533,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	10.600	%(a)	06/01/19	980	1,149,050
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC (Australia), Gtd. Notes, 144A	6.500%		05/15/21	2,020	2,151,300

					10,833,350

Leisure Time — 0.6%
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	4.625%		11/15/20	1,725	1,772,437
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A(d)	8.500%		10/15/22	1,475	1,541,375

					3,313,812

Lodging — 5.6%
Boyd Gaming Corp., Gtd. Notes	6.875%		05/15/23	300	324,000
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, Sr. Sec’d. Notes(c)	8.000%		10/01/20	3,950	4,132,687
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	8.500%		12/01/21	2,350	2,508,625
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A	10.250%		11/15/22	975	1,048,125
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750%		11/15/21	1,125	1,167,188
MGM Resorts International, Gtd. Notes(c)	8.625%		02/01/19	10,805	11,939,525
Station Casinos LLC, Gtd. Notes(c)	7.500%		03/01/21	4,491	4,681,867
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A(c)(d)	6.375%		06/01/21	3,425	3,459,250
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.250%		10/15/21	1,925	1,968,313

					31,229,580

Media — 13.2%
Cablevision Systems Corp., Sr. Unsec’d. Notes(c)	7.750%		04/15/18	2,250	2,362,500
Cablevision Systems Corp., Sr. Unsec’d. Notes(c)	8.625%		09/15/17	8,625	8,894,531
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.250%		03/15/21	1,030	1,058,325
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes(c)	5.250%		09/30/22	4,360	4,534,400
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(c)	5.125%		12/15/21	3,845	3,913,518
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(c)	6.375%		09/15/20	9,490	9,780,631
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes	6.500%		11/15/22	1,159	1,170,590
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes	7.625%		03/15/20	215	211,238
Clear Channel Worldwide Holdings, Inc., Series B, Gtd. Notes	6.500%		11/15/22	1,385	1,434,334
Clear Channel Worldwide Holdings, Inc., Series B, Gtd. Notes	7.625%		03/15/20	660	664,950
Cogeco Communications, Inc. (Canada), Gtd. Notes, 144A(c)	4.875%		05/01/20	2,500	2,568,750
DISH DBS Corp., Gtd. Notes(c)	4.250%		04/01/18	4,590	4,676,062
DISH DBS Corp., Gtd. Notes	4.625%		07/15/17	1,800	1,818,000
DISH DBS Corp., Gtd. Notes	5.125%		05/01/20	2,550	2,658,375
DISH DBS Corp., Gtd. Notes(c)	7.875%		09/01/19	325	362,375
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	5.500%		04/15/21	1,800	1,845,000
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A(c)	6.250%		08/01/21	4,175	4,337,825
Nexstar Broadcasting, Inc., Gtd. Notes, 144A	6.125%		02/15/22	1,035	1,082,869
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	4.500%		10/01/20	325	331,500
SFR Group SA (France), Sr. Sec’d. Notes, 144A	6.000%		05/15/22	2,000	2,074,380
Sinclair Television Group, Inc., Gtd. Notes	5.375%		04/01/21	2,585	2,662,550

Sinclair Television Group, Inc., Gtd. Notes	6.125%	10/01/22	1,225	1,281,656
TEGNA, Inc., Gtd. Notes	5.125%	10/15/19	650	667,062
TEGNA, Inc., Gtd. Notes, 144A(c)	4.875%	09/15/21	3,030	3,090,600
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(c)(d)	6.750%	09/15/22	9,666	10,149,300
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22	345	363,113

				73,994,434

Metal Fabricate/Hardware — 0.1%
Grinding Media, Inc./MC Grinding Media Canada, Inc., Sr. Sec’d. Notes, 144A	7.375%	12/15/23	575	615,250

Mining — 7.8%
Alamos Gold, Inc. (Canada), Sec’d. Notes, 144A	7.750%	04/01/20	1,500	1,563,750
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	6.750%	02/15/20	325	333,125
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	7.250%	10/15/19	2,335	2,407,969
FMG Resources August 2006 Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.750%	03/01/22	3,179	3,677,722
Freeport-McMoRan, Inc., Gtd. Notes	2.150%	03/01/17	750	750,000
Freeport-McMoRan, Inc., Gtd. Notes(c)	2.300%	11/14/17	10,175	10,149,562
Freeport-McMoRan, Inc., Gtd. Notes, 144A	6.500%	11/15/20	2,000	2,055,000
Freeport-McMoRan, Inc., Gtd. Notes, 144A	6.625%	05/01/21	1,110	1,132,200
International Wire Group, Inc., Sec’d. Notes, 144A(d)	10.750%	08/01/21	1,500	1,455,000
Kinross Gold Corp. (Canada), Gtd. Notes	5.125%	09/01/21	915	963,038
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A(c)	7.500%	11/01/20	5,075	5,392,187
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.000%	04/15/20	2,125	2,162,188
Teck Resources Ltd. (Canada), Gtd. Notes	3.000%	03/01/19	2,941	3,012,172
Teck Resources Ltd. (Canada), Gtd. Notes	4.500%	01/15/21	3,124	3,239,197
Teck Resources Ltd. (Canada), Gtd. Notes, 144A	8.000%	06/01/21	4,900	5,457,375

				43,750,485

Miscellaneous Manufacturing — 0.7%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(c)	8.750%	12/01/21	3,475	3,848,562

Oil & Gas — 3.1%
Antero Resources Corp., Gtd. Notes	5.375%	11/01/21	550	562,375
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	7.000%	08/15/21	1,600	1,664,000
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., Gtd. Notes, 144A	7.875%	07/15/21	1,900	2,023,500
Noble Holding International Ltd. (United Kingdom), Gtd. Notes	7.750%	01/15/24	950	923,875
Range Resources Corp., Gtd. Notes, 144A	5.875%	07/01/22	700	715,750
RSP Permian, Inc., Gtd. Notes	6.625%	10/01/22	1,375	1,454,063
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	5.500%	08/01/20	850	856,375
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.250%	04/15/21	2,750	2,791,250
Tesoro Corp., Gtd. Notes(c)	4.250%	10/01/17	3,675	3,716,344
Western Refining, Inc., Gtd. Notes	6.250%	04/01/21	876	905,565
WPX Energy, Inc., Sr. Unsec’d. Notes	7.500%	08/01/20	1,525	1,643,187

				17,256,284

Oil & Gas Services — 0.3%
SESI LLC, Gtd. Notes	6.375%	05/01/19	1,790	1,796,713

Pharmaceuticals — 3.0%
Allergan, Inc., Gtd. Notes(c)	1.350%	03/15/18	2,240	2,229,221
Capsugel SA, Gtd. Notes, PIK, 144A	7.000%	05/15/19	2,878	2,892,390
Endo Finance LLC, Gtd. Notes, 144A	5.750%	01/15/22	175	162,313

Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	7.250	%(a)	01/15/22	1,000	968,125
Nature’s Bounty Co. (The), Sr. Unsec’d. Notes, 144A(c)(d)	7.625%		05/15/21	3,600	3,802,500
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(c)	7.000%		10/01/20	4,025	3,743,250
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(c)	7.500%		07/15/21	3,150	2,894,062

					16,691,861

Pipelines — 1.7%
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(d)	5.625%		04/15/20	2,050	2,162,750
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(c)(d)	6.000%		01/15/19	2,150	2,257,500
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(d)	6.850%		07/15/18	1,900	1,999,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes(c)	6.125%		10/15/21	2,875	3,000,781

					9,420,781

Real Estate — 0.7%
Crescent Communities LLC/Crescent Venture, Inc., Sr. Sec’d. Notes, 144A	8.875%		10/15/21	1,575	1,647,844
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A(d)	8.250%		12/01/22	883	962,470
Realogy Group LLC/Realogy Co-Issuer Corp., Gtd. Notes, 144A	5.250%		12/01/21	1,425	1,482,000

					4,092,314

Real Estate Investment Trusts (REITs) — 3.5%
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes(c)	6.375%		11/15/22	5,143	5,427,254
DuPont Fabros Technology LP, Gtd. Notes(c)	5.875%		09/15/21	4,826	5,031,105
Equinix, Inc., Sr. Unsec’d. Notes(c)	4.875%		04/01/20	3,000	3,075,000
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	6.375%		02/15/22	1,500	1,550,625
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%		04/15/21	1,150	1,175,875
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes(c)	5.500%		02/01/21	2,625	2,723,437
SBA Communications Corp., Sr. Unsec’d. Notes	4.875%		07/15/22	500	511,250

					19,494,546

Retail — 6.1%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	6.000%		04/01/22	1,675	1,746,690
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	6.125%		03/15/20	400	168,500
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%		03/15/19	4,200	1,921,500
Dollar Tree, Inc., Gtd. Notes	5.250%		03/01/20	700	719,950
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes, 144A	8.625%		06/15/20	1,500	1,477,500
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%		06/15/20	900	886,500
Hot Topic, Inc., Sr. Sec’d. Notes, 144A(d)	9.250%		06/15/21	950	964,250
L Brands, Inc., Gtd. Notes	6.625%		04/01/21	800	880,000
L Brands, Inc., Gtd. Notes	8.500%		06/15/19	975	1,088,344
Men’s Wearhouse, Inc. (The), Gtd. Notes	7.000%		07/01/22	1,350	1,275,750
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A	8.000%		10/15/21	2,765	1,735,038
PetSmart, Inc., Sr. Unsec’d. Notes, 144A	7.125%		03/15/23	2,225	2,183,281
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A	10.250%		06/30/20	1,000	995,000
Rite Aid Corp., Gtd. Notes	9.250%		03/15/20	1,200	1,239,000
Rite Aid Corp., Gtd. Notes, 144A(c)	6.125%		04/01/23	4,650	4,927,372

Ruby Tuesday, Inc., Gtd. Notes	7.625%	05/15/20		1,250	1,212,500
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(c)	5.750%	06/01/22		2,900	2,987,000
THOM Europe SAS (France), Sr. Sec’d. Notes, 144A(c)	7.375%	07/15/19	EUR	4,000	4,428,294
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A(d)	8.000%	06/15/22		1,000	820,000
Yum! Brands, Inc., Sr. Unsec’d. Notes(c)	3.875%	11/01/20		2,400	2,466,000

					34,122,469

Semiconductors — 1.5%
Micron Technology, Inc., Sr. Sec’d. Notes, 144A	7.500%	09/15/23		1,250	1,393,750
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(c)	4.125%	06/15/20		2,900	3,016,522
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%	06/01/21		2,200	2,283,820
NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec’d. Notes, 144A	3.875%	09/01/22		1,500	1,535,625

					8,229,717

Software — 1.9%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	07/15/21		1,000	1,015,000
BMC Software, Inc., Sr. Unsec’d. Notes	7.250%	06/01/18		1,350	1,390,500
Infor US, Inc., Sr. Sec’d. Notes, 144A(c)(d)	5.750%	08/15/20		5,340	5,540,250
Nuance Communications, Inc., Gtd. Notes, 144A(c)	5.375%	08/15/20		2,560	2,609,869

					10,555,619

Telecommunications — 9.5%
Anixter, Inc., Gtd. Notes(c)	5.625%	05/01/19		1,500	1,582,500
CenturyLink, Inc., Sr. Unsec’d. Notes	6.450%	06/15/21		2,250	2,397,668
CommScope, Inc., Gtd. Notes, 144A(c)	5.000%	06/15/21		3,305	3,404,150
CommScope, Inc., Sr. Sec’d. Notes, 144A(c)	4.375%	06/15/20		3,975	4,079,344
Frontier Communications Corp., Sr. Unsec’d. Notes	6.250%	09/15/21		475	453,625
Frontier Communications Corp., Sr. Unsec’d. Notes	8.125%	10/01/18		1,775	1,899,250
Frontier Communications Corp., Sr. Unsec’d. Notes	9.250%	07/01/21		750	789,375
Level 3 Financing, Inc., Gtd. Notes(c)	6.125%	01/15/21		5,350	5,543,937
Qwest Capital Funding, Inc., Gtd. Notes	6.500%	11/15/18		1,000	1,058,750
Sprint Communications, Inc., Gtd. Notes, 144A(d)	7.000%	03/01/20		2,535	2,769,487
Sprint Communications, Inc., Gtd. Notes, 144A(c)(d)	9.000%	11/15/18		6,080	6,650,000
Sprint Spectrum Co.LLC/Sprint Spectrum Co.II LLC/Sprint Spectrum Co.III LLC, First Lien, 144A(c)	3.360%	03/20/23		4,250	4,265,937
T-Mobile USA, Inc., Gtd. Notes	6.250%	04/01/21		2,145	2,213,982
T-Mobile USA, Inc., Gtd. Notes	6.464%	04/28/19		825	831,254
T-Mobile USA, Inc., Gtd. Notes	6.542%	04/28/20		1,150	1,181,625
T-Mobile USA, Inc., Gtd. Notes(c)	6.731%	04/28/22		3,425	3,562,000
Telecom Italia Capital SA (Italy), Gtd. Notes	6.999%	06/04/18		2,060	2,175,875
West Corp., Sr. Sec’d. Notes, 144A(c)	4.750%	07/15/21		1,980	2,029,500
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A	7.375%	04/23/21		2,500	2,603,125
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A(c)	6.500%	04/30/20		3,800	3,942,880

					53,434,264

Textiles — 0.5%
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%	06/01/21		2,525	2,607,063

Transportation — 0.2%
XPO Logistics, Inc., Gtd. Notes, 144A	6.500%	06/15/22		925	971,250

TOTAL CORPORATE BONDS (cost $704,475,531)					708,316,360

	Shares
COMMON STOCK
Oil, Gas & Consumable Fuels
Pacific Exploration and Production Corp. (Colombia)* (cost $43,940)	1,033	40,080

TOTAL LONG-TERM INVESTMENTS (cost $738,411,102)		742,950,267

SHORT-TERM INVESTMENT — 1.8%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Ultra Short Bond Fund (cost $10,269,520)(f)	10,269,520	10,269,520

TOTAL INVESTMENTS — 134.3% (cost $748,680,622)(g)		753,219,787
Liabilities in excess of other assets(h) — (34.3)%		(192,196,049)

NET ASSETS — 100.0%		$561,023,738

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
EUR	Euro
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2017.
(b)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $2,893,313 and 0.5% of net assets.
(c)	Represents security, or a portion thereof, with aggregate value of $431,965,650 segregated as collateral for amount of $195,000,000 borrowed and outstanding as of February 28, 2017. Of such securities, securities in the amount of $33,273,398 have been loaned for which, the amount borrowed serves as collateral.
(d)	Indicates a security that has been deemed illiquid; the aggregate value of $82,517,545 is approximately 14.7% of net assets.
(e)	Indicates a restricted security; the aggregate original cost of such securities is $5,718,472. The aggregate value of $4,964,725 is approximately 0.9% of net assets.
(f)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(g)	The United States federal income tax basis of investments and the net unrealized depreciation were as follows:

Tax Basis	$758,535,875

Appreciation	10,278,660
Depreciation	(15,594,748)

Net Unrealized Depreciation	$(5,316,088)

The book basis may differ from tax basis due to certain tax-related adjustments.

(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at February 28, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Euro,
Expiring 03/02/2017	Goldman Sachs & Co.	EUR 4,065	$4,300,526	$4,306,626	$6,100

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Euro,
Expiring 03/02/2017	Goldman Sachs & Co.	EUR 4,065	$4,346,470	$4,306,626	$39,844
Expiring 04/04/2017	Goldman Sachs & Co.	EUR 4,065	4,307,883	4,314,000	(6,117)

			$8,654,353	$8,620,626	33,727

					$39,827

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$31,700,514	$2,893,313
Corporate Bonds	—	708,316,360	—
Common Stock	40,080	—	—
Affiliated Mutual Fund	10,269,520	—	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	39,827	—

Total	$10,309,600	$740,056,701	$2,893,313

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of February 28, 2017 categorized by risk exposure:

Derivative Fair Value at 2/28/17
Foreign exchange contracts	$39,827

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third party vendor source. The portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund, a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

The Fund may invest without limit in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Short Duration High Yield Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date April 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date April 17, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date April 17, 2017

* Print the name and title of each signing officer under his or her signature.